Summary of Net Income (Loss) by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	$ 2,508	$ 2,978	$ 2,341
Total net (loss) income	(9,534)	(13,158)	(25,588)
PRC (excluding Hong Kong)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operation income	2,508	2,978	2,341
Total net (loss) income	(2,106)	(577)	(19,360)
Hong Kong
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net (loss) income	$ (7,428)	$ (12,581)	$ (6,228)